Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income
Schedule of other income

In € thousand	2021	2020	2019
Foreign currency gains	1,689	19	11
Insurance recoveries	456	1,906	—
Grants received from the German government	51	307	53
Income from other grants	—	42	—
Other miscellaneous income	78	72	12
Total other income	2,274	2,346	76